Accounts receivable (Narrative) (Details) - Customer	3 Months Ended	12 Months Ended
	May 31, 2022	Feb. 28, 2022	Feb. 28, 2021
South Dakota Development Corporation [Member]
Schedule Of Accounts Receivable [Line Items]
Number of customer	191	1,138
Number of customer		1,138
Percentage of revenue	54.00%
South Dakota Development Corporation [Member] | Two customers [Member]
Schedule Of Accounts Receivable [Line Items]
Percentage of revenue		78.00%	0.00%
Percentage of account receivable		84.00%	0.00%
South Dakota Development Corporation [Member] | Three customers [Member]
Schedule Of Accounts Receivable [Line Items]
Percentage of revenue	85.00%
Percentage of account receivable	95.00%	84.00%
Simbex, LLC [Member]
Schedule Of Accounts Receivable [Line Items]
Number of customer	28	28
Number of customer		28
Percentage of revenue	30.00%
Simbex, LLC [Member] | Two customers [Member]
Schedule Of Accounts Receivable [Line Items]
Percentage of revenue	73.00%
Simbex, LLC [Member] | Three customers [Member]
Schedule Of Accounts Receivable [Line Items]
Percentage of revenue		52.00%	0.00%
Percentage of account receivable	97.00%
Simbex, LLC [Member] | Four customers [Member]
Schedule Of Accounts Receivable [Line Items]
Percentage of account receivable		74.00%	0.00%
Mio-Guard, LLC [Member]
Schedule Of Accounts Receivable [Line Items]
Number of customer	212
Percentage of account receivable	14.00%
Mio-Guard, LLC [Member] | Three customers [Member]
Schedule Of Accounts Receivable [Line Items]
Percentage of account receivable	46.00%	0.00%
ALG-Health, LLC [Member] | One Supplier [Member]
Schedule Of Accounts Receivable [Line Items]
Percentage of accounts payable	100.00%	100.00%